Financial instruments - Unsecured Obligations, Non-Current (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial instruments [Line Items]
Notional amount	$ 50,707	$ 345,949
Bond issuance costs	(3,708)	(2,360)
Unsecured obligations
Financial instruments [Line Items]
Notional amount	2,948,462	2,204,648
Carrying amount	2,948,462	2,204,648
Bond issuance costs	(38,977)	(27,724)
Total	2,909,485	2,176,924
Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	250,000	0
Carrying amount	250,000	0
Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	250,000
Carrying amount	0	250,000
Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	2,698,462	1,954,648
Carrying amount	$ 2,698,462	$ 1,954,648
Single Series Bond One
Financial instruments [Line Items]
Effective rate	0.80%	1.17%
Nominal rate	4.38%	4.38%
Notional amount	$ 4,648	$ 4,648
Bond issuance costs	$ (433)	$ (433)
Single Series Bond One | Unsecured obligations
Financial instruments [Line Items]
Effective rate	4.24%	4.08%
Nominal rate	4.38%	4.38%
Notional amount	$ 250,000	$ 250,000
Carrying amount	250,000	250,000
Bond issuance costs	(36)	(469)
Total	249,964	249,531
Single Series Bond One | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	250,000	0
Carrying amount	250,000	0
Single Series Bond One | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond One | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	250,000
Carrying amount	0	250,000
Single Series Bond One | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond One | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	$ 0	$ 0
Single Series Bond Two
Financial instruments [Line Items]
Effective rate	2.39%	0.56%
Nominal rate	4.25%	3.63%
Notional amount	$ 2,869	$ 302,658
Bond issuance costs	$ (677)	$ (170)
Single Series Bond Two | Unsecured obligations
Financial instruments [Line Items]
Effective rate	4.14%	4.10%
Nominal rate	4.25%	4.25%
Notional amount	$ 450,000	$ 450,000
Carrying amount	450,000	450,000
Bond issuance costs	(2,991)	(3,666)
Total	447,009	446,334
Single Series Bond Two | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond Two | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond Two | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond Two | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond Two | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	450,000	450,000
Carrying amount	$ 450,000	$ 450,000
Single Series Bond Three
Financial instruments [Line Items]
Effective rate	3.62%	3.01%
Nominal rate	4.25%	4.25%
Notional amount	$ 7,508	$ 2,869
Bond issuance costs	$ (235)	$ (679)
Single Series Bond Three | Unsecured obligations
Financial instruments [Line Items]
Effective rate	4.23%	4.19%
Nominal rate	4.25%	4.25%
Notional amount	$ 400,000	$ 400,000
Carrying amount	400,000	400,000
Bond issuance costs	(5,879)	(6,112)
Total	394,121	393,888
Single Series Bond Three | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond Three | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond Three | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond Three | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond Three | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	400,000	400,000
Carrying amount	$ 400,000	$ 400,000
Single Series Bond Four
Financial instruments [Line Items]
Effective rate	3.30%	3.79%
Nominal rate	3.50%	4.25%
Notional amount	$ 7,554	$ 7,508
Bond issuance costs	$ (555)	$ (237)
Single Series Bond Four | Unsecured obligations
Financial instruments [Line Items]
Effective rate	3.45%	3.42%
Nominal rate	3.50%	3.50%
Notional amount	$ 700,000	$ 700,000
Carrying amount	700,000	700,000
Bond issuance costs	(14,787)	(15,341)
Total	685,213	684,659
Single Series Bond Four | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond Four | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond Four | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond Four | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond Four | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	700,000	700,000
Carrying amount	$ 700,000	$ 700,000
Single Series Bond Five
Financial instruments [Line Items]
Effective rate	6.89%	3.44%
Nominal rate	6.50%	3.50%
Notional amount	$ 7,312	$ 7,554
Bond issuance costs	$ (1,521)	$ (555)
Single Series Bond Five | Unsecured obligations
Financial instruments [Line Items]
Effective rate	6.89%
Nominal rate	6.50%
Notional amount	$ 750,000
Carrying amount	750,000
Bond issuance costs	(13,437)
Total	736,563
Single Series Bond Five | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0
Carrying amount	0
Single Series Bond Five | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0
Carrying amount	0
Single Series Bond Five | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0
Carrying amount	0
Single Series Bond Five | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0
Carrying amount	0
Single Series Bond Five | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	750,000
Carrying amount	$ 750,000
Series H bonds
Financial instruments [Line Items]
Effective rate	1.58%	1.23%
Nominal rate	4.90%	4.90%
Notional amount	$ 17,599	$ 17,566
Bond issuance costs	$ (172)	$ (172)
Series H bonds | Unsecured obligations
Financial instruments [Line Items]
Effective rate	4.76%	4.76%
Nominal rate	4.90%	4.90%
Notional amount	$ 83,887	$ 96,967
Carrying amount	83,887	96,967
Bond issuance costs	(861)	(1,034)
Total	83,026	95,933
Series H bonds | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series H bonds | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series H bonds | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series H bonds | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series H bonds | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	83,887	96,967
Carrying amount	$ 83,887	$ 96,967
Series O bonds
Financial instruments [Line Items]
Effective rate	1.68%	1.89%
Nominal rate	3.80%	3.80%
Notional amount	$ 987	$ 965
Bond issuance costs	$ (82)	$ (82)
Series O bonds | Unsecured obligations
Financial instruments [Line Items]
Effective rate	3.69%	3.69%
Nominal rate	3.80%	3.80%
Notional amount	$ 62,915	$ 61,536
Carrying amount	62,915	61,536
Bond issuance costs	(659)	(741)
Total	62,256	60,795
Series O bonds | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series O bonds | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series O bonds | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series O bonds | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series O bonds | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	62,915	61,536
Carrying amount	$ 62,915	$ 61,536
Series P bonds
Financial instruments [Line Items]
Effective rate	1.41%	1.72%
Nominal rate	3.25%	3.25%
Notional amount	$ 1,871	$ 1,830
Bond issuance costs	$ (12)	$ (12)
Series P bonds | Unsecured obligations
Financial instruments [Line Items]
Effective rate	3.24%	3.24%
Nominal rate	3.25%	3.25%
Notional amount	$ 125,830	$ 123,072
Carrying amount	125,830	123,072
Bond issuance costs	(40)	(52)
Total	125,790	123,020
Series P bonds | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series P bonds | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series P bonds | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series P bonds | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series P bonds | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	125,830	123,072
Carrying amount	$ 125,830	$ 123,072
Series Q bonds
Financial instruments [Line Items]
Effective rate	2.41%	2.63%
Nominal rate	3.45%	3.45%
Notional amount	$ 359	$ 351
Bond issuance costs	$ (21)	$ (20)
Series Q bonds | Unsecured obligations
Financial instruments [Line Items]
Effective rate	3.54%	3.43%
Nominal rate	3.45%	3.45%
Notional amount	$ 125,830	$ 123,073
Carrying amount	125,830	123,073
Bond issuance costs	(287)	(309)
Total	125,543	122,764
Series Q bonds | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series Q bonds | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series Q bonds | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series Q bonds | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series Q bonds | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	125,830	123,073
Carrying amount	$ 125,830	$ 123,073